Long Term Loans - Summary of Long-term Loans (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about borrowings [Line Items]
Less: Current portion	$ (1,600)	$ (52)	$ 0
Non-current portion of non-current borrowings	0	$ 0	1,600
Long-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Secured loans	1,600		1,600
Less: Current portion	(1,600)		0
Non-current portion of non-current borrowings	$ 0		$ 1,600
Long-term loans [Member] | Secured loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of loans	1.87%	1.87%	1.80%